Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Number of Ordinary Shares Upon Exercise
	Number of Warrants	Weighted average exercise price
Outstanding January 1, 2024	202,251	$23.31
Issued	8,904,287	$1.17
Outstanding and exercisable June 30, 2024	9,106,538	$1.66

Schedule of Changes in Exercisable Ordinary Shares Warrants	Composed of:
Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10.00	February 26, 2020	February 24, 2025
160,727	$25.00	February 12, 2021	February 9, 2026
18,774	$25.00	February 17, 2021	February 9, 2026
1,511,429	$0.001	May 29, 2024	No expiration date
3,571,429	$1.40	May 29, 2024	December 1, 2025(i)
3,571,429	$1.40	May 29, 2024	November 29, 2029 (ii)
125,000	$1.75	May 29, 2024	December 1, 2025(i)
125,000	$1.75	May 29, 2024	May 27, 2029 (iii)
9,106,538
(i)	The earlier of (a) December 1, 2025 and (b) the 60th day following the occurrence of the Series A Milestone Event.
(ii)	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.
(iii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Company’s public announcement of its filing with the FDA for approval for AllocetraTM’s osteoarthritis related indication.